Derivative Financial Instruments (Schedule of Gains (Losses) on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognize In OCI on Derivatives (Effective portion)	$ 1,434		$ 346
Gain reclassified From Accumulated OCI into income By derivative Instrument type (Effective Portion)	861	[1]	54	[1]
Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives	78
Forward Foreign Exchange Contracts, Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognize In OCI on Derivatives (Effective portion)	543	[1]	346	[1]
Effective portion	100.00%
Forward Foreign Exchange Contracts, Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member] | Revenue and Operational Cost [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain reclassified From Accumulated OCI into income By derivative Instrument type (Effective Portion)	632	[1]	54	[2]
Embedded Currency Derivatives [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognize In OCI on Derivatives (Effective portion)	891	[2]		[2]
Effective portion	99.00%
Embedded Currency Derivatives [Member] | Designated As Hedging Instrument [Member] | Cost of Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain reclassified From Accumulated OCI into income By derivative Instrument type (Effective Portion)	$ 229	[1],[2]		[1],[2]

[1]	Presented as part of revenue and operational cost.
[2]	Presented as part of cost of revenues.